Employee-related expenditure - Number of employees (Details) - employee	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Number and average number of employees
Permanent employees	28,279	28,725	30,670
Non-permanent employees	351	224	331
Total number of employees	28,630	28,949	31,001